Financial Liabilities and Lease Debts - Summary of Assumptions and Results of the Warrant Valuation (Detail) $ in Thousands				12 Months Ended
	Dec. 18, 2024 € / shares	Jan. 25, 2024	Apr. 17, 2023	Dec. 31, 2025 shares € / shares	Dec. 31, 2025 USD ($) Warrants Options	Dec. 31, 2024 € / shares	Dec. 31, 2024 USD ($) Options Warrants	Dec. 18, 2024 USD ($) Options shares	Jan. 25, 2024 € / shares	Jan. 25, 2024 USD ($)	Jan. 25, 2024 Options	Jan. 25, 2024 shares	Jan. 25, 2024 Warrants	Jan. 25, 2024	Apr. 17, 2023 € / shares	Apr. 17, 2023 USD ($)	Apr. 17, 2023 Options	Apr. 17, 2023 shares	Apr. 17, 2023 Warrants	Apr. 17, 2023
Assumptions and results of the warrants valuation
Number shares granted | shares				6,421,033
Tranche A Warrants [Member]
Assumptions and results of the warrants valuation
Grant date			Apr. 17, 2023
Expiration date			Apr. 17, 2043
Number of options granted					2,779,188		2,779,188										2,779,188		2,779,188
Share entitlement per option | shares																		1
Exercise price															€ 1.92
Valuation method			Longstaff Schwartz
Share price				€ 4.2		€ 1.63									1.87
Average life of options			20 years		17 years 3 months 18 days		18 years 6 months 18 days
Expected Volatility					89.70%		45.60%													81.30%
Risk free rate					3.30%		2.40%													2.85%
Expected dividends					0.00%		0.00%													0.00%
Fair value per options				3.84		1.19									€ 1.73
Fair value | $					$ 12,546		$ 3,447									$ 5,280
Tranche B Warrants [Member]
Assumptions and results of the warrants valuation
Grant date		Jan. 25, 2024
Expiration date		Jan. 25, 2044
Number of options granted					1,460,053		1,460,053				1,460,053		1,460,053
Share entitlement per option | shares												1
Exercise price									€ 2.53
Valuation method		Longstaff Schwartz
Share price				4.2		1.63			2.51
Average life of options		20 years			18 years 1 month 2 days		19 years 1 month 2 days
Expected Volatility					89.70%		45.60%							60.40%
Risk free rate					3.30%		2.40%							2.70%
Expected dividends					0.00%		0.00%							0.00%
Fair value per options				3.89		1.15			€ 2.22
Fair value | $					$ 6,679		$ 1,750			$ 3,534
Tranche C Warrants [Member]
Assumptions and results of the warrants valuation
Grant date								Dec. 18, 2024
Expiration date								Dec. 18, 2044
Number of options granted | Options					611,426		611,426	611,426
Share entitlement per option | shares								1
Exercise price	€ 1.7
Valuation method	Longstaff Schwartz
Share price	€ 1.56			4.2		1.63
Average life of options					18 years 11 months 19 days		19 years 11 months 19 days	20 years
Expected Volatility					89.70%		45.60%	45.30%
Risk free rate					3.30%		2.40%	2.20%
Expected dividends					0.00%		0.00%	0.00%
Fair value per options	€ 1.19			€ 3.94		€ 1.28
Fair value | $					$ 2,834		$ 813	$ 755